International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans
Loans	$ 7,541,754	$ 6,894,946
Less allowance for credit losses	(109,059)	(60,278)	$ (61,384)	$ (67,687)
Net loans	7,432,695	6,834,668
Accrued interest receivable	37,881	36,620
International Banking Services [Member]
Loans
Accrued interest receivable	605	743
Outstanding standby and commercial letters of credit	118,722
Revenues	4,676	5,445	$ 5,412
International Banking Services [Member] | Foreign
Loans
Loans	138,970	141,049
Less allowance for credit losses	(753)	(823)
Net loans	138,217	140,226
International Banking Services [Member] | Foreign | Commercial
Loans
Loans	90,177	88,979
International Banking Services [Member] | Foreign | Others
Loans
Loans	$ 48,793	$ 52,070